21. Leases - Future Contractually Agreed Undiscounted Lease Payments (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Leases
Future contractually agreed undiscounted cash flows	€ 829
Operating lease commitment under IAS 17		€ 1,216
Payments within one year
Leases
Future contractually agreed undiscounted cash flows	553
Operating lease commitment under IAS 17		675
Payments between one and five years
Leases
Future contractually agreed undiscounted cash flows	€ 276
Operating lease commitment under IAS 17		€ 541